Exhibit 99.1

Investor Certificateholders' Monthly Statement Discover Card Master Trust I Series 2007-CC Monthly Statement

Distribution Date: April 15, 2009

Month Ending: March 31, 2009

Pursuant to the Series Supplement dated as of July 26, 2007 relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement") the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Pooling and Servicing Agreement	As Exhibit 4.2 to the Current Report on Form 8-K filed on October 29, 2004 under file number 000-23108, as amended.

Series Supplement	As Exhibit 4.3 to the Current Report on Form 8-K filed on July 27, 2007 under file number
333-141703-02.

1.	Principal Receivables for March, 2009		Beginning Balances	Ending Balances
	(a)	Aggregate Investor Interest (including Series	$22,570,270,000.00	$22,570,270,000.00
		2007-CC Investor Interest)
		Seller Interest	$16,452,510,090.98	$16,104,317,024.82
		Total Master Trust	$39,022,780,090.98	$38,674,587,024.82
	(b)	Group One Investor Interest	$22,570,270,000.00	$22,570,270,000.00
	(c)	Group One Investor Interest for Interchange Series	$19,780,795,000.00	$19,780,795,000.00
	(d)	Series 2007-CC Investor Interest	$7,865,000,000.00	$7,865,000,000.00
	(e)	Total Master Trust # of Accounts	29,343,789	28,253,487
	(f)	Minimum Principal Receivables Balance at the end of month (1)		$24,269,107,526.88
	(g)	Amount by which Master Trust Principal Receivables Exceeded		$14,405,479,497.94
		the Minimum Principal Receivables Balance at the end of month
	(h)	Percentage of the Principal Receivables that reflect Seller Interest		41.64%
2.	Allocation Percentages at the beginning of March, 2009		(after giving effect to any increases in the Aggregate Investor Interest
	or the Series 2007-CC Investor Interest occurring during the month)
	(a)	Series 2007-CC Finance Charge Collections Allocation Percentage		20.1549%
	(b)	Series 2007-CC Principal Collections Allocation Percentage		20.1549%
	(c)	Series 2007-CC Charge-Off Allocation Percentage		20.1549%
	(d)	Series 2007-CC Interchange Allocation Percentage		20.1549%

3.	Allocation of Receivables and other amounts collected during March, 2009
		Finance Charge Collections		Principal Collections	Interchange
	(a)	Allocation between Investors and Seller:
		Aggregate Investor Allocation	$304,530,402.25	$3,912,889,945.61	$50,596,661.52
		(including Series 2007-CC Allocation)
		Seller Allocation	$221,983,545.51	$2,852,251,128.08	$49,218,021.05
	(b)	Group One Allocation	$304,530,402.25	$3,912,889,945.61	$50,596,661.52
	(c)	Series 2007-CC Allocation	$106,118,359.66	$1,363,507,418.26	$20,117,549.46
	(d) Reallocation to Series 2007-CC from		$0.00	$0.00	$0.00
		Other Series
	(e) Reallocation from Series 2007-CC to		$0.00	$0.00	$0.00
		Other Series
	(f)	Group One Portfolio Yield as an annualized percentage	15.29%	N/A	N/A
		of the Aggregate Investor Interest (FCC yield excludes
		principal recoveries)
	(g)	Series 2007-CC Portfolio Yield as an annualized	15.29%	N/A	3.07%
		percentage of the Series Investor Interest (FCC yield
		excludes principal recoveries)
	(h)	Principal Collections as a monthly percentage of Master Trust Receivables			17.12%
		at the beginning of March, 2009
	(i)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.33%
		at the beginning of March, 2009
	(j)	Total Collections as a monthly percentage of Master Trust Receivables			18.45%
		at the beginning of March, 2009
	(k)	Interchange as a monthly percentage of Master Trust Receivables			0.25%
		at the beginning of March, 2009
	(l)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables			18.71%
		at the beginning of March, 2009
	(m)	Trust Collections deposited for the month (2)		Prior Month	March, 2009
				$341,756,048.98	$305,365,695.74

4.	Investor Charged-Off Amount			Cumulative Reductions in Series
				Investor Interests Due to
			March, 2009	Investor Charged-Off Amounts
	(a)	Group One	$ 155,793,986.76		$0.00
	(b)	Series 2007-CC	$ 54,288,840.11		$0.00

	(c)	As an annualized percentage of	8.28%		N/A
		Principal Receivables at the
		beginning of March, 2009

5.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
	(a) Group One				$37,617,116.66
	(b) Series 2007-CC				$13,108,333.33

6.	Delinquency Summary
	Master Trust Receivables Outstanding at the end of March, 2009				$39,116,176,166.25
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	92,311	$595,441,576.30	1.52%
		60-89 Days	65,329	$446,689,407.03	1.14%
		90-119 Days	57,136	$410,922,252.57	1.05%
		120-149 Days	52,204	$387,336,823.87	0.99%
		150-179 Days	45,987	$351,745,484.32	0.90%
		180+ Days	0	$0.00	0.00%

		Total	312,967	$2,192,135,544.09	5.60%

7.	Investor Principal Charge-Offs on this Distribution Date (3)			Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor		$155,793,986.76	8.28%
		Principal Receivables at the beginning of March, 2009)
	(b)	Recoveries (rate shown as an annualized percentage of Investor		$16,891,735.14	0.90%
		Principal Receivables at the beginning of March, 2009)
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor		$138,902,251.62	7.39%
		Principal Receivables at the beginning of March, 2009)

U.S. Bank National Association as Trustee By ___________________________ Vice President

(1)	The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.

(2)	Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates or Notes are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.

(3)	For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.